CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,684,189)	$ (1,944,577)	$ 634,100
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation expense and amortization of intangible assets	22,853	27,447	27,829
Amortization of right-of-use assets	185,421	227,661	199,709
Impairment loss	123,646	696	0
Stock-based compensation and service expense	2,888,787	0	0
Changes in operating assets and liabilities:
Accounts receivable	254,109	969,374	(1,021,727)
Security deposit	37,853	(43,750)	2,837
Interest receivable	(149,178)	(113,014)	0
Due from related party	(1,511)	0	0
Other assets	495,668	(74,120)	(8,582)
Taxes payable	36,553	(78,932)	204,532
Salary payable	349,436	0	0
Accrued liabilities and other payables	304,576	(123,052)	108,765
Due to related parties	126,228	12,025	(6,970)
Operating lease liabilities - related party	0	(29,355)	(25,834)
Operating lease liabilities	(189,012)	(194,341)	(162,828)
NET CASH USED IN OPERATING ACTIVITIES	(198,760)	(1,363,938)	(48,169)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(2,346)	(3,411)	(3,457)
Purchase of short-term investments	(29,011,783)	0	0
Proceeds from sale of short-term investments	116,663	0	0
Investment in note receivable	0	(7,500,000)	0
Payments of notes receivable - related party	0	0	(17,158,967)
Proceeds received from repayments of notes receivable - related party	0	0	17,158,967
NET CASH USED IN INVESTING ACTIVITIES	(28,897,466)	(7,503,411)	(3,457)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from note payable	0	75,581	0
Repayment of note payable	0	(75,581)	0
Proceeds from related parties' borrowings	225,171	1,893,932	1,987,256
Repayments of related parties' borrowings	(225,171)	(2,272,145)	(2,099,420)
Proceeds from initial public offering	0	12,300,000	0
Disbursements for initial public offering costs	0	(1,489,388)	(371,081)
Proceeds from the June 2021 public offering	0	24,562,500	0
Disbursements for the June 2021 public offering costs	0	(2,352,418)	0
Capital contribution from shareholders	0	0	5,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	0	32,642,481	(478,245)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,052,173)	145,014	486,780
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(30,148,399)	23,920,146	(43,091)
Total cash, cash equivalents and restricted cash at beginning of year	30,843,641	6,923,495	6,966,586
Total cash, cash equivalents and restricted cash at end of year	695,242	30,843,641	6,923,495
Cash paid for:
Interest	22	725	0
Income taxes	0	2,251	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Payments made by related parties on the Company's behalf	0	119,886	141,449
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of year	30,024,372	6,137,689	6,243,029
Restricted cash at beginning of year	819,269	785,806	723,557
Total cash, cash equivalents and restricted cash at beginning of year	30,843,641	6,923,495	6,966,586
Cash and cash equivalents at end of year	2,508	30,024,372	6,137,689
Restricted cash at end of year	692,734	819,269	785,806
Total cash, cash equivalents and restricted cash at end of year	$ 695,242	$ 30,843,641	$ 6,923,495